STATEMENTS OF FINANCIAL CONDITION - NET ASSET VALUE PER UNIT (USD $)	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Mar. 01, 2012		May 16, 2013		Jun. 01, 2013
Class A
NET ASSET VALUE PER UNIT:
NET ASSET VALUE PER UNIT: (Based on 593,821,837 and 632,945,962 Units outstanding; unlimited Units authorized)	$ 1.9392	$ 1.7385		$ 1.6478		$ 1.7496
Class C
NET ASSET VALUE PER UNIT:
NET ASSET VALUE PER UNIT: (Based on 593,821,837 and 632,945,962 Units outstanding; unlimited Units authorized)	$ 1.7580	$ 1.5919		$ 1.5240		$ 1.6344
Class D
NET ASSET VALUE PER UNIT:
NET ASSET VALUE PER UNIT: (Based on 593,821,837 and 632,945,962 Units outstanding; unlimited Units authorized)	$ 2.0732	$ 1.8309		$ 1.7095		$ 1.7881
Class I
NET ASSET VALUE PER UNIT:
NET ASSET VALUE PER UNIT: (Based on 593,821,837 and 632,945,962 Units outstanding; unlimited Units authorized)	$ 2.0018	$ 1.7875		$ 1.6874		$ 1.7846
Class DS
NET ASSET VALUE PER UNIT:
NET ASSET VALUE PER UNIT: (Based on 593,821,837 and 632,945,962 Units outstanding; unlimited Units authorized)	$ 2.0706	$ 1.8286		$ 1.7074		$ 1.7859
Class DT
NET ASSET VALUE PER UNIT:
NET ASSET VALUE PER UNIT: (Based on 593,821,837 and 632,945,962 Units outstanding; unlimited Units authorized)	$ 2.2127	$ 1.9307		$ 1.7935		$ 1.8666
Class M
NET ASSET VALUE PER UNIT:
NET ASSET VALUE PER UNIT: (Based on 593,821,837 and 632,945,962 Units outstanding; unlimited Units authorized)	$ 1.1649	$ 1.0288		$ 0.9606	[1]		$ 1.0000	[1]
Class F
NET ASSET VALUE PER UNIT:
NET ASSET VALUE PER UNIT: (Based on 593,821,837 and 632,945,962 Units outstanding; unlimited Units authorized)	$ 1.1433	$ 1.0007	[2]						$ 1.0000	[2]
Class F1
NET ASSET VALUE PER UNIT:
NET ASSET VALUE PER UNIT: (Based on 593,821,837 and 632,945,962 Units outstanding; unlimited Units authorized)	$ 1.1715	$ 1.0254	[3]								$ 1.0000	[3]

[1]	Units issued on March 1, 2012. The ratios to average members’ capital have been annualized. The performance fee ratios and total return have not been annualized.
[2]	Units issued on May 16, 2013. The ratios to average members’ capital have been annualized. The performance fee ratios and total return have not been annualized.
[3]	Units issued on June 1, 2013. The ratios to average members’ capital have been annualized. The performance fee ratios and total return have not been annualized.